PNC

EQUITY AND FIXED INCOME FUNDS

A and C Shares

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Supplement dated February 6, 2009

to the

Prospectus dated September 30, 2008

THIS SUPPLEMENT CONTAINS INFORMATION THAT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. THE PROSPECTUS IS BEING SUPPLEMENTED TO REFLECT THE ADDITION OF A SUB-ADVISER FOR THE INTERNATIONAL EQUITY FUND EFFECTIVE FEBRUARY 2, 2009.

A. The second bullet under the sub-section entitled “Principal Investment Strategies” on page 6 is replaced in its entirety with the following:

•

A multi-manager approach in which the adviser monitors the performance of the sub-advisers (Artio Global Management LLC, Morgan Stanley Investment Management Limited and GE Asset Management Incorporated) as well as the relative outlook for the approach each one uses, and may periodically adjust the percentage of assets assigned to each sub-adviser

B. The following is to be added as the fifth bullet under the section entitled “Principal Investment Strategies” on page 6:

•	GEAM looks for companies that it believes are not fairly valued and whose price-to-cash earnings ratios are low relative to calculated long-term growth rates.

C. The section entitled “Organization and Management of the Funds” on pages 52 through 54 is replaced with the following:

Organization and Management of the Funds

About PNC Funds

•	Each fund is a member of PNC Funds, Inc., 11 distinct investment portfolios. The Board of Directors of PNC Funds has overall responsibility for the management of the funds.

The Investment Adviser

•

Each fund has an advisory agreement with PNC Capital Advisors, Inc. (“PCA”), the investment adviser to the funds. As investment adviser, PCA is responsible for supervising and managing each fund’s operations, including overseeing the activities of a fund’s sub-adviser, subject to the supervision of the funds’ Board of Directors.

•

PCA is a wholly-owned subsidiary of The PNC Financial Services Group, Inc., a financial holding company. The firm and its predecessors have been providing asset management and other financial services since 1864.

•	PCA’s principal office is located at Two Hopkins Plaza, Baltimore, Maryland, 21201.

•	As of June 30, 2008, PCA managed $12.8 billion in assets.

Each fund pays a management fee to PCA. For the fiscal year ended May 31, 2008, PCA was paid the following management fees, after waivers and reimbursements, if any, as a percentage of average daily net assets:

Management Fee Paid (%)
Diversified Real Estate Fund	0.78%
Capital Opportunities Fund	1.02%
International Equity Fund	1.05%
Limited Maturity Bond Fund	0.23%
Total Return Bond Fund	0.25%
Maryland Tax-Exempt Bond Fund	0.07%
National Tax-Exempt Bond Fund	0.19%
Tax-Exempt Limited Maturity Bond Fund	0.13%

The Sub-advisers

PCA has delegated the day-to-day management of some of the funds to sub- advisers. PCA pays sub-advisory fees from its own assets; the fees are not an additional expense of the respective funds.

•	Capital Opportunities Fund

•	Delaware Management Company (“Delaware”) serves as sub-adviser for the fund.

•	One Commerce Square, Philadelphia, Pennsylvania 19103

•	As of June 30, 2008, Delaware managed $137.8 billion in assets.

•	International Equity Fund

•

The fund is managed by three sub-advisers, Morgan Stanley Investment Management Limited (“Morgan Stanley”), a subsidiary of Morgan Stanley & Co., Artio Global Management LLC (“Artio”), a subsidiary of Artio Global Investors, Inc., and GE Asset Management Incorporated (“GEAM”), a wholly-owned subsidiary of General Electric Company.

•	Morgan Stanley is located at 25 Cabot Square, Canary Wharf, London E14 4QA England

•	Artio is located at 330 Madison Avenue, New York, New York 10017.

•	GEAM is located at 3001 Summer Street, Stamford, Connecticut 06904.

•	As of June 30, 2008, Morgan Stanley managed $571 million in assets and Artio managed $72 billion in assets. As of December 31, 2008, GEAM managed $106 billion in assets.

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The advisory agreement with PCA was last approved by the Board of Directors on May 18, 2007 and by shareholders on July 19, 2007. The funds’ annual report for the fiscal year ended May 31, 2007 provides a discussion regarding the basis for the Board of Directors’ approval of the advisory agreement with PCA. The sub-advisory agreements with Delaware, Morgan Stanley and Artio were last approved by the Board of Directors on August 14, 2008, May 12, 2008 and May 13, 2008, respectively. The funds’ semi-annual report for the period ended November 30, 2007 provides a discussion regarding the basis for the board of director approval of the sub-advisory agreement with Delaware. Comparable disclosure regarding the approval of the sub-advisory agreements with Morgan Stanley and Artio can be found in the funds’ annual report for the fiscal year ended May 31, 2008. The Board of Directors and the shareholders of the International Equity Fund approved the sub-advisory agreement with GEAM on August 15, 2008 and October 30, 2008, respectively. The annual report for the International Equity Fund for the fiscal year ending May 31, 2009, will provide a discussion regarding the basis for the board of director approval of the sub-advisory agreement with GEAM.

The Portfolio Managers

The following persons are primarily responsible for the day-to-day management of each fund. The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the fund’s shares.

•	Capital Opportunities Fund – Sub-Advised by Delaware Management Company (“Delaware”)

The fund’s growth portfolio is managed by a team of investment professionals who collaborate to develop and implement the investment strategy for the respective portfolio. Each portfolio manager has designated research and sector coverage responsibilities and has joint authority over the fund’s growth portfolio, including, but not limited to, purchases and sales of individual securities. Marshall Bassett has primary responsibility for making day-to-day investment decisions for the fund. When making investment decisions for the fund, Mr. Bassett regularly consults with Lori Wachs, Steve Lampe, Matthew Todorow, Steve Catricks, Chris Holland, Rudy Torrijos and Barry Gladstein.

•

Mr. Bassett is the Chief Investment Officer of the Growth Equities team and a Senior Vice President. He has been with Delaware since 1997. Prior to 1997, he was a Vice President in the Emerging Growth Group at Morgan Stanley Asset Management. He has been lead manager of the fund’s growth portfolio since 2005.

•	Ms. Wachs, CFA, is a Vice President and has been with Delaware since 1992. She has co-managed the fund’s growth portfolio since 2000.

•	Mr. Lampe, CPA, is a Vice President and has been with Delaware since 1995. He has co-managed the fund’s growth portfolio since 2000.

•

Mr. Torrijos is a Vice President and has been with Delaware since 2005. From 2003 to 2005, he was a technology analyst at Fiduciary Trust Co., International. From 1997-2002, he worked at Neuberger Berman Growth Group as an analyst, and later as a fund manager. He has co-managed the fund’s growth portfolio since 2005.

•

Mr. Gladstein is a Vice President and has been with Delaware since 1995. Prior to 1995, he was a director of operational planning at Cigna Corporation. He has co-managed the fund’s growth portfolio since 1997.

The fund’s value portfolio is managed by Christopher S. Beck, CFA. Mr. Beck has primary responsibility for making day-to-day investment decisions for the fund.

•	Mr. Beck is a Vice President and a Senior Portfolio Manager and has been with Delaware since 1997. He has managed the fund’s value portfolio since 2002.

•	International Equity Fund – Sub-Advised by Morgan Stanley Investment Management Limited (“Morgan Stanley”), Artio Global Management LLC (“Artio”) and GE Asset Management, Incorporated (“GEAM”)

The portion of the fund’s portfolio that is managed by Morgan Stanley is managed by a team of investment professionals who collaborate to develop and implement the portfolio’s investment strategy.

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Each team member has designated research and global sector coverage responsibilities and has joint authority over the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction and portfolio risk assessment. Co-heads William Lock and Peter Wright, along with Walter Riddell, Christian Derold and John Goodacre comprise the portfolio management team of the fund and are based in London.

•	Mr. Lock is a Managing Director and has been with Morgan Stanley since 1994, where he began his investment career. He has managed the fund since 2001.

•	Mr. Wright, CFA, is a Managing Director and has been with Morgan Stanley since 1996. He began his investment career in 1988. He has managed the fund since 2001.

•	Mr. Riddell is a Managing Director and has been with Morgan Stanley since 1995, where he began his investment career. He has managed the fund since 2001.

•

Christian Derold is an Executive Director and joined Morgan Stanley in 2006. He began his investment career in 1992. Prior to 2006, he owned an equity research firm, DCFN Research (2004 to the present) and was a Partner at Millgate Capital, Inc. (1997-2002). He has managed the fund since 2006.

•	Mr. Goodacre is an Executive Director and has been with Morgan Stanley since 2003. He began his investment career in 2001. He has managed the fund since 2003.

The portion of the fund’s portfolio that is managed by Artio is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager on the team has joint authority of the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Rudolph-Riad Younes, CFA and Richard Pell are co-portfolio managers of the fund.

•	Mr. Younes is a Managing Director and Head of International Equities. He has been with Artio since 1993 and began his investment career in 1991. He has managed the fund since 2001.

•	Mr. Pell is the Chief Investment Officer. He has been with Artio since 1995 and began his investment career in 1988. He has managed the fund since 2001.

The portion of the fund’s portfolio that is managed by GEAM is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager on the team has joint authority of the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. The team of portfolio managers for the fund consists of Brian Hopkinson, Ralph R. Layman, Paul Nestro, Jonathan L. Passmore, Michael J. Solecki and Makoto Sumino. Each portfolio manager is limited to the management of his portion of the portfolio, however, the portfolio managers do not operate independently of each other. Rather, the team operates collaboratively, communicating purchases and sales on behalf of the portfolio.

•	Mr. Layman, CFA, is President and Co-Chief Investment Officer of GE Asset Management. Mr. Layman has led the team since joining GE Asset Management in July 1991.

•	Mr. Hopkinson, AIA, is a Senior Vice President of GE Asset Management. Mr. Hopkinson joined GE Asset Management in October 1996.

•	Mr. Nestro, CFA, is a Senior Vice President of GE Asset Management. Mr. Nestro joined GE Asset Management in January 1993.

•	Mr. Passmore is a Senior Vice President of GE Asset Management. Mr. Passmore joined GE Asset Management in January 2001.

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•	Mr. Solecki, CFA, is Co-Chief Investment Officer of GE Asset Management. Mr. Solecki joined GE Asset Management in August 1990.

•	Mr. Sumino, CFA, is a Senior Vice President and Director of the International Equity Research Team of GE Asset Management. Mr. Sumino joined GE Asset Management in September 1996.

•	Diversified Real Estate Fund

David E. Ferguson, CFA, is the portfolio manager.

•	He is a Senior Vice President and Managing Director of PCA. He has been with PCA and its predecessor since 1998.

•	He has managed the fund since 1998.

•	Limited Maturity Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Joshua Kakel, Sean T. Rhoderick, Donna D. Ennis and Adam Hynes comprise the portfolio management team for the fund. Joshua Kakel is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund. In determining sector weightings and security selection, he consults with Adam Hynes on Treasury and Agency markets, Sean Rhoderick on Corporate Credit, and Donna Ennis on Structured Credit. The team has managed the Limited Maturity Bond Fund since January 2009 when the agreement with the fund’s sub-adviser terminated.

•	Mr. Kakel is a Vice President and is Head of Fixed Income Trading and has been with PCA and its predecessor since 1999.

•

Mr. Rhoderick is a Vice President and has been with PCA since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac. Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

•

Ms. Ennis, is a Vice President and has been with PCA since 2007. Prior to joining PCA, she was a Principal and Portfolio Manager with Sequity Capital. Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

•	Mr. Hynes, is an Associate and has been with PCA since 2004. Prior to joining PCA, he worked for Wells Fargo.

•	Total Return Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Brendan J. Burke, Sean T. Rhoderick and Donna D. Ennis comprise the portfolio management team for the fund. Brendan Burke is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund. In determining sector weightings and security selection, he consults with Sean Rhoderick on Corporate Credit and Donna Ennis on Structured Credit. The team has managed the Total Return Bond Fund since January 2009 when the agreement with the fund’s sub-adviser terminated.

•	Mr. Burke is a Vice President and has been with PCA since 2002. From 1998 to 2002 he was a corporate bond analyst with ASB Capital Management. Prior to that he worked for JP Morgan and Company.

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•

Mr. Rhoderick is a Vice President and has been with PCA since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac. Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

•

Ms. Ennis, is a Vice President and has been with PCA since 2007. Prior to joining PCA, she was a Principal and Portfolio Manager with Sequity Capital. Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

•	National Tax-Exempt Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Stephen Winterstein is the lead portfolio manager and Rebecca Rogers is the co-portfolio manager to the fund.

•

Mr. Winterstein is a Senior Vice President and Managing Director of PCA. He joined PCA in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PCA.

•	Ms. Rogers is a Vice President of PCA. She joined PCA in June 2007. Since 2000 she has been a Vice President of PNC Wealth Management, an affiliate of PCA.

•	Maryland Tax-Exempt Bond Fund and Tax-Exempt Limited Maturity Bond Fund

The funds are managed by a team of investment professionals who collaborate to develop and implement each fund’s investment strategy, and make joint decisions regarding each fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Stephen Winterstein is the lead portfolio manager and Adam Mackey is the co-portfolio manager for the funds.

•

Mr. Winterstein is a Senior Vice President and Managing Director of PCA. He joined PCA in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PCA.

•	Mr. Mackey is a Vice President of PCA. He joined PCA in June 2007. Since 2001 he has been a Vice President of PNC Wealth Management, an affiliate of PCA.

Administrative Services

Under an Administration Agreement, the PNC Funds also pays PCA an annual fee accrued daily and paid monthly, at the annual rate of 0.125% based on the aggregate average daily net assets of each fund.

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PNC Funds

Institutional Shares

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Supplement dated February 6, 2009

to the

Prospectus dated September 30, 2008

THIS SUPPLEMENT CONTAINS INFORMATION THAT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. THE PROSPECTUS IS BEING SUPPLEMENTED TO REFLECT THE ADDITION OF A SUB-ADVISER FOR THE INTERNATIONAL EQUITY FUND EFFECTIVE FEBRUARY 2, 2009.

A. The second bullet under the sub-section entitled “Principal Investment Strategies” on page 6 is replaced in its entirety with the following:

•

A multi-manager approach in which the adviser monitors the performance of the sub-advisers (Artio Global Management LLC, Morgan Stanley Investment Management Limited and GE Asset Management Incorporated) as well as the relative outlook for the approach each one uses, and may periodically adjust the percentage of assets assigned to each sub-adviser

B. The following is to be added as the fifth bullet under the section entitled “Principal Investment Strategies” on page 6:

•	GEAM looks for companies that it believes are not fairly valued and whose price-to-cash earnings ratios are low relative to calculated long-term growth rates.

C. The section entitled “Organization and Management of the Funds” on pages 48 through 50 is replaced with the following:

Organization and Management of the Funds

About PNC Funds

•	Each fund is a member of PNC Funds, Inc., 11 distinct investment portfolios. The Board of Directors of PNC Funds has overall responsibility for the management of the funds.

The Investment Adviser

•

Each fund has an advisory agreement with PNC Capital Advisors, Inc. (“PCA”), the investment adviser to the funds. As investment adviser, PCA is responsible for supervising and managing each fund’s operations, including overseeing the activities of a fund’s sub-adviser, subject to the supervision of the funds’ Board of Directors.

•

PCA is a wholly-owned subsidiary of The PNC Financial Services Group, Inc., a financial holding company. The firm and its predecessors have been providing asset management and other financial services since 1864.

•	PCA’s principal office is located at Two Hopkins Plaza, Baltimore, Maryland, 21201.

•	As of June 30, 2008, PCA managed $12.8 billion in assets.

Each fund pays a management fee to PCA. For the fiscal year ended May 31, 2008, PCA was paid the following management fees, after waivers and reimbursements, if any, as a percentage of average daily net assets:

Management Fee Paid (%)
Diversified Real Estate Fund	0.78%
Capital Opportunities Fund	1.02%
International Equity Fund	1.05%
Limited Maturity Bond Fund	0.23%
Total Return Bond Fund	0.25%
Maryland Tax-Exempt Bond Fund	0.07%
National Tax-Exempt Bond Fund	0.19%
Tax-Exempt Limited Maturity Bond Fund	0.13%

The Sub-advisers

PCA has delegated the day-to-day management of some of the funds to sub- advisers. PCA pays sub-advisory fees from its own assets; the fees are not an additional expense of the respective funds.

•	Capital Opportunities Fund

•	Delaware Management Company (“Delaware”) serves as sub-adviser for the fund.

•	One Commerce Square, Philadelphia, Pennsylvania 19103

•	As of June 30, 2008, Delaware managed $137.8 billion in assets.

•	International Equity Fund

•

The fund is managed by three sub-advisers, Morgan Stanley Investment Management Limited (“Morgan Stanley”), a subsidiary of Morgan Stanley & Co., Artio Global Management LLC (“Artio”), a subsidiary of Artio Global Investors, Inc., and GE Asset Management Incorporated (“GEAM”), a wholly-owned subsidiary of General Electric Company.

•	Morgan Stanley is located at 25 Cabot Square, Canary Wharf, London E14 4QA England

•	Artio is located at 330 Madison Avenue, New York, New York 10017.

•	GEAM is located at 3001 Summer Street, Stamford, Connecticut 06904.

•	As of June 30, 2008, Morgan Stanley managed $571 million in assets and Artio managed $72 billion in assets. As of December 31, 2008, GEAM managed $106 billion in assets.

The advisory agreement with PCA was last approved by the Board of Directors on May 18, 2007 and by shareholders on July 19, 2007. The funds’ annual report for the fiscal year ended May 31, 2007 provides a

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discussion regarding the basis for the Board of Directors’ approval of the advisory agreement with PCA. The sub-advisory agreements with Delaware, Morgan Stanley and Artio were last approved by the Board of Directors on August 14, 2008, May 12, 2008 and May 13, 2008, respectively. The funds’ semi-annual report for the period ended November 30, 2007 provides a discussion regarding the basis for the board of director approval of the sub-advisory agreement with Delaware. Comparable disclosure regarding the approval of the sub-advisory agreements with Morgan Stanley and Artio can be found in the funds’ annual report for the fiscal year ended May 31, 2008. The Board of Directors and the shareholders of the International Equity Fund approved the sub-advisory agreement with GEAM on August 15, 2008 and October 30, 2008, respectively. The annual report for the International Equity Fund for the fiscal year ending May 31, 2009, will provide a discussion regarding the basis for the board of director approval of the sub-advisory agreement with GEAM.

The Portfolio Managers

The following persons are primarily responsible for the day-to-day management of each fund. The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the fund’s shares.

•	Capital Opportunities Fund – Sub-Advised by Delaware Management Company (“Delaware”)

The fund’s growth portfolio is managed by a team of investment professionals who collaborate to develop and implement the investment strategy for the respective portfolio. Each portfolio manager has designated research and sector coverage responsibilities and has joint authority over the fund’s growth portfolio, including, but not limited to, purchases and sales of individual securities. Marshall Bassett has primary responsibility for making day-to-day investment decisions for the fund. When making investment decisions for the fund, Mr. Bassett regularly consults with Lori Wachs, Steve Lampe, Matthew Todorow, Steve Catricks, Chris Holland, Rudy Torrijos and Barry Gladstein.

•

Mr. Bassett is the Chief Investment Officer of the Growth Equities team and a Senior Vice President. He has been with Delaware since 1997. Prior to 1997, he was a Vice President in the Emerging Growth Group at Morgan Stanley Asset Management. He has been lead manager of the fund’s growth portfolio since 2005.

•	Ms. Wachs, CFA, is a Vice President and has been with Delaware since 1992. She has co-managed the fund’s growth portfolio since 2000.

•	Mr. Lampe, CPA, is a Vice President and has been with Delaware since 1995. He has co-managed the fund’s growth portfolio since 2000.

•

Mr. Torrijos is a Vice President and has been with Delaware since 2005. From 2003 to 2005, he was a technology analyst at Fiduciary Trust Co., International. From 1997-2002, he worked at Neuberger Berman Growth Group as an analyst, and later as a fund manager. He has co-managed the fund’s growth portfolio since 2005.

•

Mr. Gladstein is a Vice President and has been with Delaware since 1995. Prior to 1995, he was a director of operational planning at Cigna Corporation. He has co-managed the fund’s growth portfolio since 1997.

The fund’s value portfolio is managed by Christopher S. Beck, CFA. Mr. Beck has primary responsibility for making day-to-day investment decisions for the fund.

•	Mr. Beck is a Vice President and a Senior Portfolio Manager and has been with Delaware since 1997. He has managed the fund’s value portfolio since 2002.

•	International Equity Fund – Sub-Advised by Morgan Stanley Investment Management Limited (“Morgan Stanley”), Artio Global Management LLC (“Artio”) and GE Asset Management, Incorporated (“GEAM”)

The portion of the fund’s portfolio that is managed by Morgan Stanley is managed by a team of investment professionals who collaborate to develop and implement the portfolio’s investment strategy. Each team member has designated research and global sector coverage responsibilities and has joint authority over the fund’s investment portfolio, including, but not limited to, purchases and sales of

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individual securities, portfolio construction and portfolio risk assessment. Co-heads William Lock and Peter Wright, along with Walter Riddell, Christian Derold and John Goodacre comprise the portfolio management team of the fund and are based in London.

•	Mr. Lock is a Managing Director and has been with Morgan Stanley since 1994, where he began his investment career. He has managed the fund since 2001.

•	Mr. Wright, CFA, is a Managing Director and has been with Morgan Stanley since 1996. He began his investment career in 1988. He has managed the fund since 2001.

•	Mr. Riddell is a Managing Director and has been with Morgan Stanley since 1995, where he began his investment career. He has managed the fund since 2001.

•

Christian Derold is an Executive Director and joined Morgan Stanley in 2006. He began his investment career in 1992. Prior to 2006, he owned an equity research firm, DCFN Research (2004 to the present) and was a Partner at Millgate Capital, Inc. (1997-2002). He has managed the fund since 2006.

•	Mr. Goodacre is an Executive Director and has been with Morgan Stanley since 2003. He began his investment career in 2001. He has managed the fund since 2003.

The portion of the fund’s portfolio that is managed by Artio is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager on the team has joint authority of the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Rudolph-Riad Younes, CFA and Richard Pell are co-portfolio managers of the fund.

•	Mr. Younes is a Managing Director and Head of International Equities. He has been with Artio since 1993 and began his investment career in 1991. He has managed the fund since 2001.

•	Mr. Pell is the Chief Investment Officer. He has been with Artio since 1995 and began his investment career in 1988. He has managed the fund since 2001.

The portion of the fund’s portfolio that is managed by GEAM is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager on the team has joint authority of the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. The team of portfolio managers for the fund consists of Brian Hopkinson, Ralph R. Layman, Paul Nestro, Jonathan L. Passmore, Michael J. Solecki and Makoto Sumino. Each portfolio manager is limited to the management of his portion of the portfolio, however, the portfolio managers do not operate independently of each other. Rather, the team operates collaboratively, communicating purchases and sales on behalf of the portfolio.

•	Mr. Layman, CFA, is President and Co-Chief Investment Officer of GE Asset Management. Mr. Layman has led the team since joining GE Asset Management in July 1991.

•	Mr. Hopkinson, AIA, is a Senior Vice President of GE Asset Management. Mr. Hopkinson joined GE Asset Management in October 1996.

•	Mr. Nestro, CFA, is a Senior Vice President of GE Asset Management. Mr. Nestro joined GE Asset Management in January 1993.

•	Mr. Passmore is a Senior Vice President of GE Asset Management. Mr. Passmore joined GE Asset Management in January 2001.

•	Mr. Solecki, CFA, is Co-Chief Investment Officer of GE Asset Management. Mr. Solecki joined GE Asset Management in August 1990.

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•	Mr. Sumino, CFA, is a Senior Vice President and Director of the International Equity Research Team of GE Asset Management. Mr. Sumino joined GE Asset Management in September 1996.

•	Diversified Real Estate Fund

David E. Ferguson, CFA, is the portfolio manager.

•	He is a Senior Vice President and Managing Director of PCA. He has been with PCA and its predecessor since 1998.

•	He has managed the fund since 1998.

•	Limited Maturity Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Joshua Kakel, Sean T. Rhoderick, Donna D. Ennis and Adam Hynes comprise the portfolio management team for the fund. Joshua Kakel is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund. In determining sector weightings and security selection, he consults with Adam Hynes on Treasury and Agency markets, Sean Rhoderick on Corporate Credit, and Donna Ennis on Structured Credit. The team has managed the Limited Maturity Bond Fund since January 2009 when the agreement with the fund’s sub-adviser terminated.

•	Mr. Kakel is a Vice President and is Head of Fixed Income Trading and has been with PCA and its predecessor since 1999.

•

Mr. Rhoderick is a Vice President and has been with PCA since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac. Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

•

Ms. Ennis, is a Vice President and has been with PCA since 2007. Prior to joining PCA, she was a Principal and Portfolio Manager with Sequity Capital. Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

•	Mr. Hynes, is an Associate and has been with PCA since 2004. Prior to joining PCA, he worked for Wells Fargo.

•	Total Return Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Brendan J. Burke, Sean T. Rhoderick and Donna D. Ennis comprise the portfolio management team for the fund. Brendan Burke is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund. In determining sector weightings and security selection, he consults with Sean Rhoderick on Corporate Credit and Donna Ennis on Structured Credit. The team has managed the Total Return Bond Fund since January 2009 when the agreement with the fund’s sub-adviser terminated.

•	Mr. Burke is a Vice President and has been with PCA since 2002. From 1998 to 2002 he was a corporate bond analyst with ASB Capital Management. Prior to that he worked for JP Morgan and Company.

•

Mr. Rhoderick is a Vice President and has been with PCA since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac. Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

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•

Ms. Ennis, is a Vice President and has been with PCA since 2007. Prior to joining PCA, she was a Principal and Portfolio Manager with Sequity Capital. Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

•	National Tax-Exempt Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Stephen Winterstein is the lead portfolio manager and Rebecca Rogers is the co-portfolio manager to the fund.

•

Mr. Winterstein is a Senior Vice President and Managing Director of PCA. He joined PCA in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PCA.

•	Ms. Rogers is a Vice President of PCA. She joined PCA in June 2007. Since 2000 she has been a Vice President of PNC Wealth Management, an affiliate of PCA.

•	Maryland Tax-Exempt Bond Fund and Tax-Exempt Limited Maturity Bond Fund

The funds are managed by a team of investment professionals who collaborate to develop and implement each fund’s investment strategy, and make joint decisions regarding each fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Stephen Winterstein is the lead portfolio manager and Adam Mackey is the co-portfolio manager for the funds.

•

Mr. Winterstein is a Senior Vice President and Managing Director of PCA. He joined PCA in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PCA.

•	Mr. Mackey is a Vice President of PCA. He joined PCA in June 2007. Since 2001 he has been a Vice President of PNC Wealth Management, an affiliate of PCA.

Administrative Services

Under an Administration Agreement, the PNC Funds also pays PCA an annual fee accrued daily and paid monthly, at the annual rate of 0.125% based on the aggregate average daily net assets of each fund.

6

PNC Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated February 6, 2009

to the Statement of Additional Information

dated September 30, 2008

THIS SUPPLEMENT CONTAINS INFORMATION THAT SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION. THE STATEMENT OF ADDITIONAL INFORMATION IS BEING SUPPLEMENTED TO REFLECT THE ADDITION OF A SUB-ADVISER FOR THE INTERNATIONAL EQUITY FUND EFFECTIVE FEBRUARY 2, 2009.

The following revisions to the Statement of Additional Information are effective February 2, 2009:

A. The table under the section entitled “Ongoing Arrangements to Disclose Portfolio Holdings” on page 36 is replaced in its entirety with the following:

Type Of Service Provided	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser	PNC Capital Advisors, Inc.	Daily

Sub-Adviser	Delaware Management Company, Inc.	Daily (Capital Opportunities Fund only)

Sub-Adviser	Morgan Stanley Investment Management Limited	Daily (International Equity Fund only)

Sub-Adviser	Artio Global Management LLC	Daily (International Equity Fund only)

Sub-Adviser	GE Asset Management, Incorporated	Daily (International Equity Fund only)

Administrator	PNC Capital Advisors, Inc.	Daily

Sub-Administrator	PNC Global Investment Servicing (U.S.) Inc.	Daily

Distributor	PNC Fund Distributor, LLC	Daily

Custodian	Fifth Third Bank	Daily

Securities Lending Agent	Credit Suisse First Boston	Daily

Fund Accountant	PNC Global Investment Servicing (U.S.) Inc.	Daily

Independent Registered Public Accounting Firm	Deloitte & Touche LLP	Upon request (as needed for auditing purposes)

Typesetting Firm and printer for Financial Reports	RR Donnelley	Up to 30 days before distribution to shareholders

Legal Counsel, for EDGAR filings on Forms N-CSR and Form N-Q	Kramer Levin Naftalis & Frankel LLP	Up to 30 days before filing with the SEC

Independent Counsel to the Directors, for EDGAR filings on Form N-CSR	K&L Gates LLP	Up to 30 days before filing with the SEC

Tax Services Specific to International Equity Fund	Ernst & Young LLP	Upon request (as needed for auditing purposes)

B. The section entitled “Sub-Advisers” on pages 43-44 is replaced with the following:

Sub-Advisers

The following table shows the Sub-Adviser for each relevant Fund.

Fund	Sub-Adviser	Principal Office
Capital Opportunities	Delaware Management Company (“Delaware”)	One Commerce Square, Philadelphia, Pennsylvania 19103

International Equity	Morgan Stanley Investment Management Limited (“MS Investment Management”)	25 Cabot Square, Canary Wharf, London E14 4QA England

International Equity	Artio Global Management LLC (“Artio”)	330 Madison Avenue, New York, New York 10017

International Equity	GE Asset Management, Incorporated (“GEAM”)	3001 Summer Street, Stamford, Connecticut 06904

On January 1, 2009, the sub-advisory agreement with Boyd Watterson Asset Management, LLC (“BWAM”), Sub-Adviser for Limited Maturity Bond Fund and Total Return Bond Fund, terminated.

PCA has agreed to pay each Sub-Adviser fees, computed daily and paid quarterly, at the annual rates described in the following table. PCA pays these sub-advisory fees from its own assets; the fees are not an additional expense of the respective Funds. PCA and each Sub-Adviser have agreed to pay all expenses that they incur in connection with their respective activities.

Fund	Sub-Adviser	Sub-Advisory Fee
Capital Opportunities	Delaware	0.70% of Fund’s total assets up to $100 million; 0.60% of Fund’s total assets greater than $100 million and up to $250 million; 0.50% of Fund’s total assets greater than $250 million and up to $500 million; 0.45% of Fund’s total assets greater than $500 million

International Equity	MS Investment Management	0.80% of the first $25 million of the average daily net assets of the Fund managed by MS Investment Management; 0.60% of the next $25 million of such assets; 0.50% of the next $25 million of such; 0.40% of such assets in excess of $75 million

International Equity	Artio	0.80% of the first $20 million of the Fund’s average daily net assets managed by Artio; 0.60% of the next $20 million of such assets; 0.50% of the next $60 million of such assets; 0.40% of such assets in excess of $100 million

International Equity	GEAM	0.60% of the first $50 million of the Fund’s average daily net assets managed by GEAM; 0.55% of the next $50 million of such assets; 0.45% of the next $50 million of such assets; 0.40% of such assets in excess of $150 million

The following table shows the amounts that PCA has paid the Sub-Advisers for the fiscal years ended May 31, 2008, May 31, 2007 and May 31, 2006.

Fund	Sub-Adviser	2008		2007		2006
		Paid	Waived	Paid	Waived	Paid	Waived
Limited Maturity*	BWAM	$187,065	$40,627	$73,694	$23,190	$88,715	$23,707
Total Return Bond**	BWAM	$255,000	$40,510	$91,378	$21,587	$83,851	$21,325
Capital Opportunities	Delaware	$1,121,294	None	$1,472,946	None	$1,464,478	None
International Equity	MS Investment Management	$2,044,353	None	$2,243,048	None	$1,866,465	None
International Equity	Artio	$1,115,773	None	$1,148,841	None	$944,822	None

*	The sub-advisory fee for Limited Maturity Bond Fund was 0.20% of the fund’s average net assets up to $140,403,000; 0.30% on fund’s average net assets greater than $140,403,000 and up to $1 billion; 0.17% of the fund’s average net assets greater than $1 billion
**	The sub-advisory fee for Total Return Bond Fund was 0.20% of the fund’s average net assets up to $144,344,000; 0.30% on fund’s average net assets greater than $144,344,000 and up to $1 billion; 0.17% of the fund’s average net assets greater than $1 billion

C. The following is to be added to the first paragraph on page 45:

GEAM provides sub-advisory services to the International Equity Fund pursuant to a Sub-Advisory Agreement with the Adviser dated February 2, 2009.

D. The fourth paragraph on page 45 is replaced with the following:

The Advisory Agreement and each Sub-Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Board or by the affirmative vote of a majority of the outstanding shares of the affected Fund or Funds, provided that in either event such Agreement’s continuance also is approved by a majority of the Directors who are not parties to such Agreement, or “interested persons” (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. Unless sooner terminated, the Advisory Agreement with PCA will continue in effect through July 19, 2009 and the MS Investment Management and Artio Sub-Advisory Agreements with respect to the International Equity Fund will continue in effect until July 31, 2009. The GEAM Sub-Advisory Agreement with respect to the International Equity Fund will be in effect through February 2, 2011. The Sub-Advisory Agreement with respect to the Capital Opportunities Fund will continue in effect through October 10, 2009. The Advisory Agreement and each Sub-Advisory Agreement may be terminated by the Company or PCA (or a Sub-Adviser in the case of a Sub-Advisory Agreement) on 60 days’ written notice, and will terminate immediately in the event of its assignment. Upon termination of the Advisory Agreement, the Company would be required, at the request of PCA, to change its name to a name not including “PNC.”

E. The following is to be added to page 48:

International Equity Fund (GEAM)	Number of Accounts*	Number of Accounts Subject to a Performance Fee
Mr. Ralph Layman
Other Investment Companies**	8 ($486.7 million)	None
Other Pooled Investment Vehicles**	10 ($67.9 million)	None
Other Accounts**	22 ($1.77 billion)	2 ($49.3 million)

Mr. Brian Hopkinson
Other Investment Companies**	8 ($486.7 million)	None
Other Pooled Investment Vehicles**	10 ($67.9 million)	None
Other Accounts**	20 ($1.18 billion)	2 ($49.3 million)

Mr. Jonathan Passmore
Other Investment Companies**	8 ($486.7 million)	None
Other Pooled Investment Vehicles**	10 ($67.9 million)	None
Other Accounts**	19 ($1.2 billion)	2 ($49.3 million)

Mr. Michael Solecki
Other Investment Companies**	8 ($481.2 million)	None
Other Pooled Investment Vehicles**	10 ($67.9 million)	None
Other Accounts**	25 ($2.07 billion)	2 ($49.3 million)

Mr. Paul Nestro
Other Investment Companies**	8 ($243.3 million)	None
Other Pooled Investment Vehicles**	10 ($38.2 million)	None
Other Accounts**	27 ($1.71 billion)	2 ($49.3 million)

Mr. Makoto Sumino
Other Investment Companies**	8 ($243.3 million)	None
Other Pooled Investment Vehicles**	10 ($38.2 million)	None
Other Accounts**	23 ($1.22 billion)	2 ($49.3 million)

*	As of December 31, 2008
**	Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.

F. Add the following as the last paragraph to the sub-section entitled “International Equity Fund” on page 50:

With respect to the portion of the portfolio managed by GEAM, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one of the funds it advises or other client accounts, the portion of the portfolio managed by GEAM may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, GEAM aggregates orders of the funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with each of its fiduciary obligations to each of its clients.

G. Add the following as the last paragraph on page 53:

International Equity Fund. The compensation for the GEAM portfolio managers (except for Mr. Layman and Mr. Solecki) includes both fixed (“Base Compensation”) and variable (“Incentive Compensation”) components. In determining the Base Compensation, GEAM seeks to be competitive with its industry peers. GEAM bases each portfolio manager’s Base Compensation on his/her professional experience and responsibilities relative to similar situated GEAM portfolio managers.

Each portfolio manager is eligible to receive Incentive Compensation annually in the form of variable cash bonuses that are based on quantitative and qualitative factors. Generally, 80% of Incentive Compensation is quantitatively determined, based on the investment performance of the individual portfolio manager and, where applicable, the investment performance of the portfolio manager’s investment team as a whole, over both a one- and three-year time-frame relative to relevant benchmarks. The remaining 20% of Incentive Compensation is based on GE Growth Values which include several qualitative factors, including:

•	Teamwork/Leadership (Inclusive) – effectively collaborating, cooperating and managing within the investment team and/or the department;

•

Marketing Support (External Focus) – in tune with industry dynamics, defining success through the customers eyes by devoting appropriate time and effort to support the education of clients and consultants on performance and investment methodology;

•	Effective Communication (Clear Thinker) – driving efficient, open and effective sharing of information, data and ideas across the investment team and with the broader organization and clients; and

•	Domain Expertise – leverages expertise to improve internal and external processes by serving as an expert resource for the investment team and clients.

With respect to the GEAM portfolio managers Ralph R. Layman and Michael J. Solecki, the following compensation structure applies:

As a Senior Executive of GE, the portfolio manager’s compensation package includes fixed (“Base Compensation”), variable (“Incentive Compensation”) and long-term incentive (“Stock Options and Restricted Stock Units”) components. The portfolio manager’s compensation is impacted by both his or her individual performance and GE’s overall performance in any given year.

The portfolio manager’s Base Compensation is not on an annual increase cycle. The timing and percent of increases varies based on evaluation of the individual on the factors outlined below, GE’s overall performance, as well as other internal and external economic factors (e.g., external pay data for similar types of jobs).

The portfolio manager’s Incentive Compensation is impacted by the size of the bonus pool as well as an evaluation of the individual on the factors outlined below. The size of the GEAM incentive bonus pool in a given year is based upon average overall GE financial results and is not tied directly to GEAM results. From this incentive bonus pool, the portfolio manager’s Incentive Compensation amounts are determined and vary based on evaluation of the individual on the factors outlined below.

The portfolio manager’s long-term incentive Stock Options and Restricted Stock Units are granted periodically and awards vary based on evaluation of the individual on the factors outlined below.

The portfolio manager is evaluated on the following four factors:

•

Performance on current job – “Results” – this assessment is based on an understanding of the competencies and behaviors necessary to perform the given job. The evaluation focuses on observable behaviors as well objective measures where possible, including: Portfolio and Mandate Performance for the portfolio manager’s particular Asset Class, Contribution as a Trustee and Senior Leader for the business, Client satisfaction and retention, support of Institutional Marketing and Sales efforts and Leadership of the portfolio manager’s team and across the business.

•	GE Growth Values – these are the values that drive success within the company. Employees are assessed as to how they display and are a role model for the GE Growth Values.

•	Promotability – consideration of an individual’s capacity based on performance, aptitude and demonstrated ability and interest to take on broader responsibilities.

•

Extraordinary Skills – In limited circumstances, an employee may demonstrate special value to GE by possessing unique knowledge/skill in a specialized area necessary to perform the job that would be extremely difficult to replace.

The following applies to all GEAM portfolio managers:

In addition to the forgoing compensation GE periodically grants restricted stock units and options to purchase shares of GE common stock. GE determines the overall timing, frequency and size of such grants, which it distributes to its subsidiary businesses and provides guidelines for the subsequent grant to individual employees. The pool of GEAM employees eligible for such grants could include portfolio managers; however, no special grants are guaranteed, allocated or anticipated specifically for portfolio managers. The strike price of stock options is the selling price of GE common stock as of the grant date. The strike price, dividend guidelines and vesting schedule are published to recipients by GE at the time of the grant.

All employees, including portfolio managers, are eligible to participate in GE’s defined benefit plan and its defined contribution plan, which offers participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. Aside from such plans, deferred compensation is not a regular component of a portfolio manager’s compensation. In the past, GE has periodically offered the opportunity for certain executives (which may include certain portfolio managers) to defer portions of their Base Compensation and Incentive Compensation. These deferral programs are offered and administered at the discretion of GE and provide for the deferral of salary at a specific rate of return, payable upon retirement according to a predetermined payment schedule.

Relocation benefits may be offered to portfolio managers. Determination regarding whether a particular position will include relocation benefits is determined before any candidate is considered and is noted on the position description/advertisement. When relocation is offered, the package is in accordance with GE standard domestic relocation guidelines, with a portion of the benefits provided on a pre-tax basis and a portion of the benefits provided on a post-tax basis. Those guidelines vary based on whether an individual is a homeowner or renter – with business discretion regarding inclusion of all the potential package offerings.

H. Page 55 is replaced in its entirety with the following:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of May 31, 2008
Mr. David Ferguson	Diversified Real Estate	$10,001-$50,000
Mr. Marshall Bassett	Capital Opportunities	None
Ms. Lori Wachs	Capital Opportunities	None
Mr. Steve Lampe	Capital Opportunities	None
Mr. Rudy Torrijos	Capital Opportunities	None
Mr. Barry Gladstein	Capital Opportunities	None
Mr. Christopher S. Beck	Capital Opportunities	None
Mr. William Lock	International Equity	None
Mr. Peter Wright	International Equity	None
Mr. Walter Riddell	International Equity	None
Mr. Christian Derold	International Equity	None
Mr. John Goodacre	International Equity	None
Mr. Rudolph-Raid Younes	International Equity	None
Mr. Richard Pell	International Equity	None
Mr. Ralph Layman	International Equity	None
Mr. Brian Hopkinson	International Equity	None
Mr. Michael Solecki	International Equity	None
Mr. Jonathan Passmore	International Equity	None

Mr. Paul Nestro	International Equity	None
Mr. Makoto Sumino	International Equity	None
Mr. Stephen Winterstein	Maryland Tax-Exempt Bond	None
Mr. Adam Mackey	Maryland Tax-Exempt Bond	None
Mr. Stephen Winterstein	National Tax-Exempt Bond	None
Ms. Rebecca Rogers	National Tax-Exempt Bond	None
Mr. Stephen Winterstein	Tax-Exempt Limited Maturity Bond	None
Mr. Adam Mackey	Tax-Exempt Limited Maturity Bond	None
Mr. Joshua Kakel	Limited Maturity Bond	None
Mr. Sean Rhoderick	Limited Maturity Bond	None
Ms. Donna Ennis	Limited Maturity Bond	None
Mr. Adam Hynes	Limited Maturity Bond	None
Mr. Brendan Burke	Total Return Bond	None
Mr. Sean Rhoderick	Total Return Bond	None
Ms. Donna Ennis	Total Return Bond	None

8